Property and equipment	12 Months Ended
Dec. 31, 2012
Property and equipment:
Property and equipment
4.

Property and equipment

Property and equipment consists of a used truck and drill with a cost of $11,100 and $38,077, respectively, being depreciated over 2 and 10 years, respectively.  Total cost of the assets described are $49,177.  Accumulated depreciation at December 31, 2012 was $10,824.  Depreciation expense was $7,972 and $2,852 during the years ended December 31, 2012 and 2011, respectively.